SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

On July 20, 2023, the Company effected a 1 for 400 reverse stock split of its common stock. At the effective time of the reverse stock split, every 400 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common stock. The number of authorized shares and the par value per share of the common stock and the number of authorized or issued and outstanding shares of the Company’s preferred stock remained unchanged.

On April 21, 2022 the Company issued an unsecured promissory note (the "Note") in the aggregate principal amount of $1,000,000  to Romain Strecker ("Strecker") as part of the acquisition of his interests in The Boston Solar Company LLC. Principal payments were due as follows: $250,000 due October 21, 2022, $250,000 due April 30, 2023 and $500,000 due October 31, 2023. On August 9, Strecker filed a Motion for Summary Judgement in Lieu of Complaint (the "Motion") seeking an order that the entire balance of the Note and associated expenses with collection of the note are due. The Company intends to oppose the Motion. It also has and will continue to pursue resolutions, including conversion of the principal into equity with the Noteholder to satisfy the obligation.

NOTE 12 - SUBSEQUENT EVENTS

Litigation

On January 9, 2023, the Company announced that it and Direct Solar America have resolved their claims against Pablo Diaz Curiel, Kjelsey Johnson, Brian Odle, Elijah Chaffino, Christina Berume and Jessica Hernandez in the United States District Court, District of Arizona. The claims filed by Pablo Diaz, individually and derivatively on behalf of SinglePoint Direct Solar, LLC, JAGUSA Holdings, LLC, Elijah Chaffino, Kjelsey Johnson, Brian Odle, Direct Solar, LLC and AI Live Transfers against the Company, SinglePoint Direct Solar, LLC, Greg Lambrecht, Wil Ralston and Corey Lambrecht filed in the United States District Court, District of Arizona have also been resolved. The Company and SinglePoint Direct Solar, LLC maintains its claims against SIRC and USA Solar Network. The Company, SinglePoint Direct Solar, LLC and Pablo Diaz Curiel have also resolved the arbitration matter pending before the American Arbitration Association, whereby Mr. Diaz brought wage related claims.

Securities Purchase Agreement

On January 13, 2023, the Company entered a Securities Purchase Agreement (the “Purchase Agreement”) with GHS Investments, LLC (“GHS”), whereby GHS agreed to purchase up to Seven Hundred Fifty (750) shares of the Company’s Class E Convertible Preferred Stock (the “Class E Preferred Stock”).  Upon the execution of the Purchase Agreement, the Company agreed to sell, and GHS agreed to purchase, one hundred (100) shares of Class E Preferred Stock at price of $1,000 per share of Class E Preferred Stock.  Upon the terms and subject to the conditions set forth in the Purchase Agreement, upon satisfaction of the applicable deliveries and closing conditions, the Company agreed to sell, and GHS agreed to purchase, upon a mutually agreed upon date determined by the Company and GHS, three Additional Closings (as defined in the Purchase Agreement), each for the purchase of up-to two hundred and fifty (250) shares of Class E Preferred Stock at price of $1,000 per share of Class E Preferred Stock.  In addition, the Company issued GHS twenty-five shares of Class E Preferred Stock upon the Initial Closing Date as an equity incentive.

Certificate of Designation

On January 24, 2023 the Company filed with the State of Nevada an Amended and Restated Certificate of Designation for its Class E Convertible Preferred Stock of the Company which provided for an increase of the number of authorized shares of Class E Preferred Stock to five thousand (5,000).

On April 21, 2022 the Company issued an unsecured promissory note (the "Note") in the aggregate principal amount of $1,000,000  to Romain Strecker ("Strecker") as part of the acquisition of his interests in The Boston Solar Company LLC. Principal payments were due as follows: $250,000 due October 21, 2022, $250,000 due April 30, 2023 and $500,000 due October 31, 2023. On August 9, Strecker filed a Motion for Summary Judgement in Lieu of Complaint (the "Motion") seeking an order that the entire balance of the Note and associated expenses with collection of the note are due. The Company intends to oppose the Motion. It also has and will continue to pursue resolutions, including conversion of the principal into equity with the Noteholder to satisfy the obligation.

Securities Purchase Agreement

On August 28, 2023, Singlepoint Inc. (the “Company”) entered a Securities Purchase Agreement (the “1800 Agreement”) with 1800 Diagonal Lending LLC (“1800”), whereby 1800 purchased a convertible note (the “Note”) of the Company, in the aggregate principal amount of $130,000.

Securities Purchase Agreement

On August 30, 2023, the Company entered a Securities Purchase Agreement (the “GHS Agreement”) with GHS Investments, LLC (“GHS”), whereby GHS purchased one hundred eight (108) shares of the Company’s Class E Convertible Preferred Stock (the “Class E Preferred Stock”) in exchange for One Hundred Eight Thousand Dollars ($108,000). In addition the Company issued GHS five shares of Class E Preferred Stock upon the execution of the Purchase Agreement as an equity incentive.

Equity Financing and Registration Rights Agreements

On January 26, 2023 (the “Effective Date”), the Company entered into an equity financing agreement (the “Equity Financing Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with GHS Investments LLC (“GHS”) pursuant to which GHS shall purchase from the Company, up to that number of shares of common stock of the Company (the “Shares”) having an aggregate Purchase Price of Ten Million Dollars ($10,000,000), subject to certain limitations and conditions set forth in the Equity Financing Agreement from time to time over the course of twenty four (24) months after an effective registration of the Shares with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC (the “Contract Period”).

The Equity Financing Agreement grants the Company the right, from time to time at its sole discretion (subject to certain conditions) during the Contract Period, to direct GHS to purchase shares of Common Stock on any business day (a “Put”), provided that at least ten trading days has passed since the most recent Put. The Purchase Price of the Put shall be eighty percent (80%) percent of the traded price of the Common Stock during the ten (10) consecutive Trading Days preceding the relevant Trading Day on which GHS receives a Put Notice. Following an up-list of the Company’s Common Stock to the NASDAQ or equivalent national exchange, the Purchase Price shall be ninety percent (90%) of the Market Price, subject to a floor price of $.02 per share, below which the Company shall not deliver a Put.

The maximum dollar amount of each Put will not exceed five hundred thousand dollars ($500,000) and the minimum dollar amount of each Put is ten thousand dollars ($10,000). In the event the Company becomes listed on an exchange which limits the number of shares of Common Stock that may be issued without shareholder approval, then the number of Shares issuable by the Company and purchasable by GHS, shall not exceed that number of the shares of Common Stock that may be issuable without shareholder approval.  Puts are further limited to GHS owning no more than 4.99% of the outstanding stock of the Company at any given time.

The Company will pay a fee of 2% of the gross proceeds the Company receives from sales of common stock under the Purchase Agreement, to Icon Capital Group, LLC (“Icon”) pursuant to a placement agent agreement between the Company and Icon (the “Placement Agent Agreement”).

The Equity Financing Agreement, Placement Agent Agreement and the Registration Rights Agreement contain customary representations, obligations, rights, warranties, agreements, and conditions of the parties. The Equity Financing Agreement terminates upon any of the following events: when GHS has purchased an aggregate of Ten Million Dollars ($10,000,000) in the Common Stock of the Company pursuant to the Equity Financing Agreement; or on the date that is twenty-four (24) calendar months from the date the Equity Financing Agreement was executed.

Actual sales of shares of Common Stock to GHS under the Equity Financing Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations.

The Registration Rights Agreement provides that the Company shall (i) use its best efforts to file with the Commission the Registration Statement within 30 days of the date of the Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the Commission within 30 days after the date the Registration Statement is filed with the Commission, but in no event more than 90 days after the Registration Statement is filed.